Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Line of Business Financial Performance

TABLE 25	Line of Business Financial Performance

	Corporate and Commercial Banking			Consumer and Business Banking
Year Ended December 31 (Dollars in Millions)	2017	2016	Percent Change	2017	2016	Percent Change
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,425	$2,241	8.2%	$5,117	$4,752	7.7%
Noninterest income	900	897	.3	2,445	2,526	(3.2)
Securities gains (losses), net	(3)	2	*	–	–	–
Total net revenue	3,322	3,140	5.8	7,562	7,278	3.9
Noninterest expense	1,566	1,440	8.8	5,117	5,058	1.2
Other intangibles	4	4	–	30	32	(6.3)
Total noninterest expense	1,570	1,444	8.7	5,147	5,090	1.1
Income before provision and income taxes	1,752	1,696	3.3	2,415	2,188	10.4
Provision for credit losses	(14)	365	*	354	93	*
Income before income taxes	1,766	1,331	32.7	2,061	2,095	(1.6)
Income taxes and taxable-equivalent adjustment	643	485	32.6	750	763	(1.7)
Net income	1,123	846	32.7	1,311	1,332	(1.6)
Net (income) loss attributable to noncontrolling interests	–	–	–	–	–	–
Net income attributable to U.S. Bancorp	$1,123	$846	32.7	$1,311	$1,332	(1.6)
Average Balance Sheet
Commercial	$73,538	$70,856	3.8%	$10,163	$10,352	(1.8)%
Commercial real estate	20,456	21,183	(3.4)	18,437	18,231	1.1
Residential mortgages	6	8	(25.0)	55,960	53,402	4.8
Credit card	–	–	–	–	–	–
Other retail	–	2	*	53,296	50,247	6.1
Total loans, excluding covered loans	94,000	92,049	2.1	137,856	132,232	4.3
Covered loans	–	–	–	3,445	4,196	(17.9)
Total loans	94,000	92,049	2.1	141,301	136,428	3.6
Goodwill	1,647	1,647	–	3,681	3,682	–
Other intangible assets	13	17	(23.5)	2,739	2,422	13.1
Assets	102,586	100,570	2.0	155,835	151,759	2.7
Noninterest-bearing deposits	36,001	36,912	(2.5)	27,983	27,516	1.7
Interest checking	9,950	8,616	15.5	47,332	43,593	8.6
Savings products	45,773	42,300	8.2	60,632	57,442	5.6
Time deposits	16,136	13,077	23.4	12,903	14,274	(9.6)
Total deposits	107,860	100,905	6.9	148,850	142,825	4.2
Total U.S. Bancorp shareholders’ equity	9,872	8,996	9.7	11,468	11,192	2.5
*	Not meaningful

Wealth Management and Investment Services			Payment Services			Treasury and Corporate Support			Consolidated Company
2017	2016	Percent Change	2017	2016	Percent Change	2017	2016	Percent Change	2017	2016	Percent Change

$763	$537	42.1%	$2,223	$2,141	3.8%	$1,918	$2,060	(6.9)%	$12,446	$11,731	6.1%
1,646	1,589	3.6	3,613	3,562	1.4	950	981	(3.2)	9,554	9,555	–
–	–	–	–	–	–	60	20	*	57	22	*
2,409	2,126	13.3	5,836	5,703	2.3	2,928	3,061	(4.3)	22,057	21,308	3.5
1,608	1,511	6.4	2,761	2,601	6.2	1,718	887	93.7	12,770	11,497	11.1
20	24	(16.7)	121	119	1.7	–	–	–	175	179	(2.2)
1,628	1,535	6.1	2,882	2,720	6.0	1,718	887	93.7	12,945	11,676	10.9
781	591	32.1	2,954	2,983	(1.0)	1,210	2,174	(44.3)	9,112	9,632	(5.4)
(1)	(4)	75.0	1,082	869	24.5	(31)	1	*	1,390	1,324	5.0
782	595	31.4	1,872	2,114	(11.4)	1,241	2,173	(42.9)	7,722	8,308	(7.1)
284	216	31.5	682	770	(11.4)	(890)	130	*	1,469	2,364	(37.9)
498	379	31.4	1,190	1,344	(11.5)	2,131	2,043	4.3	6,253	5,944	5.2
–	–	–	(13)	(32)	59.4	(22)	(24)	8.3	(35)	(56)	37.5
$498	$379	31.4	$1,177	$1,312	(10.3)	$2,109	$2,019	4.5	$6,218	$5,888	5.6

$3,434	$2,916	17.8%	$8,082	$7,535	7.3%	$687	$384	78.9%	$95,904	$92,043	4.2%
508	523	(2.9)	–	–	–	2,676	3,103	(13.8)	42,077	43,040	(2.2)
2,818	2,272	24.0	–	–	–	–	–	–	58,784	55,682	5.6
–	–	–	20,906	20,490	2.0	–	–	–	20,906	20,490	2.0
1,660	1,557	6.6	460	524	(12.2)	–	–	–	55,416	52,330	5.9
8,420	7,268	15.9	29,448	28,549	3.1	3,363	3,487	(3.6)	273,087	263,585	3.6
–	–	–	–	–	–	5	30	(83.3)	3,450	4,226	(18.4)
8,420	7,268	15.9	29,448	28,549	3.1	3,368	3,517	(4.2)	276,537	267,811	3.3
1,568	1,567	.1	2,465	2,463	.1	–	–	–	9,361	9,359	–
81	101	(19.8)	401	493	(18.7)	–	–	–	3,234	3,033	6.6
11,588	10,358	11.9	35,020	34,389	1.8	143,553	136,237	5.4	448,582	433,313	3.5
14,819	13,716	8.0	1,037	951	9.0	2,093	2,081	.6	81,933	81,176	.9
10,628	9,477	12.1	–	–	–	43	40	7.5	67,953	61,726	10.1
42,905	36,570	17.3	102	97	5.2	457	491	(6.9)	149,869	136,900	9.5
4,003	3,876	3.3	–	–	–	717	1,781	(59.7)	33,759	33,008	2.3
72,355	63,639	13.7	1,139	1,048	8.7	3,310	4,393	(24.7)	333,514	312,810	6.6
2,373	2,382	(.4)	6,269	6,389	(1.9)	18,484	18,380	.6	48,466	47,339	2.4